Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 16,995	$ 10,167
Accrued operating expenses	7,451	4,792
Accrued capitalized expenses	101	233
Accrued voyage expenses and commissions	5,488	1,441
Accrued general and administrative expenses	1,748	1,865
Total	$ 31,783	$ 18,498